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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment: [X]; Amendment Number: 1

This Amendment (Check only one): [X] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management Holdings, L.P.
Address:  9 West 57th Street
          New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cindy Michel
Title:    Vice President
Phone:    212/822-0524

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

    /s/ Cindy Michel                New York, New York          May 13, 2010
--------------------------        ----------------------     -------------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

13F File Number                         Name
----------------------------            ----------------------------
28-
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         23

Form 13F Information Table Value Total:  1,291,679
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[lf there are no entries in this list, state "NONE." and omit the column headings and list entries.]

No.       Form 13F File Number          Name
-----     --------------------          -------------------------------
1         28-13441                      Apollo Capital Management, L.P.
2         28-13439                      Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

** Fair market value is based on the closing prices of the securities, as of March 31, 2010, reported for composite transactions in New York Stock Exchange-listed securities and transactions in the NASDAQ stock market.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
     COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------- -------------- --------- ----------- -------------------- ---------- --------  ----------------------
     NAME OF                 TITLE OF                VALUE      SHRS or    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY:
     ISSUER                    CLASS       CUSIP   (X $1000)**  PRN AMT:   PRN CALL DISCRETION MANAGERS  SOLE;   SHARED   NONE
------------------------- -------------- --------- ----------- ----------- --- ---- ---------- --------  ----- ---------- -----
CORE MARK HOLDING CO INC             COM 218681104      15,292     499,562 SH          DEFINED        2*     0    499,562     0
DANA HOLDING CORP                    COM 235825205       7,508     632,016 SH          DEFINED        1*     0    632,016     0
DANA HOLDING CORP                    COM 235825205       3,725     313,523 SH          DEFINED        1*     0    313,523     0
DANA HOLDING CORP                    COM 235825205       4,254     358,084 SH          DEFINED        1*     0    358,084     0
DANA HOLDING CORP                    COM 235825205       2,234     188,018 SH          DEFINED        1*     0     188,01     0
DANA HOLDING CORP                    COM 235825205       1,322     111,240 SH          DEFINED        1*     0    111,240     0
HUGHES COMMUNICATIONS INC            COM 444398101      21,902     786,433 SH          DEFINED        2*     0    786,433     0
HUGHES COMMUNICATIONS INC            COM 444398101      14,697     527,730 SH          DEFINED        2*     0    527,730     0
HUGHES COMMUNICATIONS INC            COM 444398101     308,980  11,094,448 SH          DEFINED        2*     0 11,094,448     0
PINNACLE AIRL CORP                   COM 723443107       2,599     349,369 SH          DEFINED        1*     0    349,369     0
PINNACLE AIRL CORP                   COM 723443107       1,723     231,646 SH          DEFINED        1*     0    231,646     0
PINNACLE AIRL CORP                   COM 723443107       2,997     402,832 SH          DEFINED        1*     0    402,832     0
PINNACLE AIRL CORP                   COM 723443107         744     100,000 SH          DEFINED        1*     0    100,000     0
PINNACLE AIRL CORP                   COM 723443107         990     133,126 SH          DEFINED        1*     0    133,126     0
PINNACLE AIRL CORP                   COM 723443107       3,145     422,722 SH          DEFINED        1*     0    422,722     0
QUALITY DISTR INC FLA                COM 74756M102      62,694  10,397,009 SH          DEFINED        2*     0 10,397,009     0
SIRIUS XM RADIO INC                  COM 82967N108      79,916  91,857,857 SH          DEFINED        2*     0 91,857,857     0
SPDR S&P 500 ETF TR       UNIT SER 1 S&P 78462F103     261,719   2,780,400 SH  PUT     DEFINED        1*     0     27,804     0
SPDR S&P 500 ETF TR       UNIT SER 1 S&P 78462F103     124,995   1,327,900 SH  PUT     DEFINED        1*     0     13,279     0
SPDR S&P 500 ETF TR       UNIT SER 1 S&P 78462F103     148,255   1,575,000 SH  PUT     DEFINED        1*     0     15,750     0
SPDR S&P 500 ETF TR       UNIT SER 1 S&P 78462F103      77,883     827,400 SH  PUT     DEFINED        1*     0      8,274     0
SPDR S&P 500 ETF TR       UNIT SER 1 S&P 78462F103      46,058     489,300 SH  PUT     DEFINED        1*     0      4,893     0
VERSO PAPER CORP                     COM 92531L108      98,046  32,251,899 SH          DEFINED        2*     0 32,251,899     0